Income Taxes - Schedule of Income Tax Expense (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Tax Expense [Abstract]
Current tax expense (recovery)	$ 2,185	$ 2,432
Deferred tax expense (recovery)	(11,536)	(1,514)
Tax expense (recovery)	$ (9,351)	$ 918